INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 22, 2020	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) for the year		$ 4,191,308	$ 17,132,041	$ (1,633,439)
Statutory rate	9.00%	27.00%	27.00%	27.00%
Income tax expense at statutory rate		$ 1,131,653	$ 4,625,653	$ (441,029)
Non-deductible expenditures and non-taxable revenues				1,842,777
IRC section 280E disallowance		1,802,992	1,834,479
Other		56,549	98,946
Foreign tax rate differential		(288,933)	(608,783)	(602,698)
Change in foreign exchange rates and other		196,298	115,835
Change in valuation allowance		(198,848)	(73,893)	737,667
Payable adjustment to provision versus statutory tax returns		67,056	2,738,188	1,431,416
Deferred adjustment to provision versus statutory tax returns		10,410	(4,316,443)
Uncertain tax position, inclusive of interest and penalties		32,591	520,485
Income tax expense (benefit)		$ 2,809,768	$ 4,934,467	$ 2,968,133